Cash and Cash Equivalents - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long term deposits maturity	12 months	12 months
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	$ 4,700,000		¥ 45.3		¥ 31.6
Restricted money relates to retention money deposited in a joint signatory account with the buyer of subsidiaries	6,000,000		9.5		40.1
Undrawn borrowing facilities	$ 73,700,000		474.4		¥ 492.8
Loan commitment fee incurred | ¥		¥ 0.2	¥ 0.2	¥ 0.4
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	1.30%		0.87%		1.30%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	3.28%		3.28%		3.28%
Loan commitment fee incurred | $	$ 100,000